Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity

NOTE 16. Equity

(a)
Share Capital

	December 31,	December 31,
	2025	2024
Number of shares authorized	200,000,000	200,000,000
Share capital authorized	$200,000	200,000
Class A Common Shares	37,899,671	12,000,455
Class B Common Shares	50,508,000	68,865,296
Number of shares issued and fully paid	88,407,671	80,865,751
Share capital issued	$88,408	80,866

The Company’s issued share capital consists of Class A Common Shares and Class B Common Shares, each with a par value of $0.001. Each Class A Common Share carries one vote, while each Class B Common Share carries ten votes. All other rights of the two classes of common shares are identical. Each Class B Common Share is convertible into one Class A Common Share. However, Class A Common Shares are not convertible into any other class of shares. In addition, each Class B Common Share shall automatically be converted into one Class A Common Share upon transfer.

During 2025, the Company entered into several share purchase agreements ("SPAs"), raising a total investment amount of $16,569,700. The statutory registration procedures were completed by September 2, 2025. The 2025 registration included $2,000,000 of investment proceeds received in 2024 in connection with the 2024 capital raising. With the approval of the Board of Directors, 1,960,970 Class A Common Shares were issued, each with a par value of $0.001.

On August 8, 2025, the Company granted employee restricted share units ("RSUs") and restricted share awards ("RSAs") totaling 5,550,950 shares, each with a par value of $0.001. The issuance was approved by the relevant authority, and the statutory registration procedures were completed by September 2, 2025. See Note 19 for further information on the RSUs and RSAs.

On November 6, 2025, the Company issued 30,000 Class A Common Shares to settle accrued service fees. The related statutory registration procedure was duly completed.

On November 26, 2025, the Board of Directors approved the repurchase of treasury shares. As of December 31, 2025, the Company had repurchased 15,855 shares. See Note 16(e) for further information.

During 2024, the Company entered into several SPAs, raising a total investment amount of $9,120,000. The statutory registration for an investment amount of $7,120,000 was completed on November 19, 2024. The same registration also included (i) an investment of $100,000 under the 2023 SPA, (ii) a principal amount of $1,400,000 converted under the SAFE agreements, and (iii)

$86,059 from the 2021 ESOP plan share subscription that had not yet been registered. With the approval of the Board of Directors, 1,410,045 Class A Common Shares were issued, each with a par value of $0.001. An investment amount of $2,000,000 received in the second half of 2024 was recorded as capital collected in advance as of December 31, 2024, as the relevant statutory registration procedures had not yet been completed as of that date.

(b)
Capital Surplus

	December 31,	December 31,
	2025	2024
Additional paid-in capital	$76,746,114	49,926,656
Donation from shareholders	810,000	810,000
Employee share options	941,697	941,697
Employee restricted shares	51,958,250	—
Total	$130,456,061	51,678,353

(c)
Retained Earnings and Earnings Distribution

In accordance with the Company’s Articles of Incorporation, the distribution of earnings is governed as follows:

1.
Subject to the Companies Act (As Revised) of the Cayman Islands (the "Act"), the payment of dividends is at the sole discretion of the Board of Directors. The Directors may, from time to time, declare and pay interim dividends to the shareholders, provided that such dividends are justified by the profits of the Company. Dividends shall only be paid out of profits, the share premium account or in any other manner permitted by the Act.
2.
Before recommending any dividend, the Directors may set aside from the Company’s profits such amount as they deem appropriate as reserves, which, at their discretion, may be applicable for meeting contingencies, equalizing dividends, or for any other purpose to which the Company’s profits may properly be applied. Pending such application, the Directors may, at their discretion, either employ the funds in the Company’s business or invest them in such investments (other than the Company’s shares) as they may deem fit. The Directors may also, without allocating such funds to reserves, carry forward any profits they consider prudent not to distribute.
(d)
Other Equity

	Exchange differences on translation of foreign financial statements	Unearned share- based compensation
Balance at January 1, 2025	$2,555,649	—
Exchange differences on foreign currency	(841,495)	—
Issuance of restricted shares	—	(58,608,903)
Share-based payment expenses recognized	—	15,345,009
Balance at December 31, 2025	$1,714,154	(43,263,894)
Balance at January 1, 2024	$1,233,711	—
Exchange differences on foreign currency	1,321,938	—
Balance at December 31, 2024	$2,555,649	—
Balance at January 1, 2023	$1,286,954	—
Exchange differences on foreign currency	(53,243)	—
Balance at December 31, 2023	$1,233,711	—

(e)
Treasury share

On November 6, 2025, the Board of Directors approved a share repurchase program authorizing the Company to repurchase up to $10,000,000 of its common shares. The repurchase program is to be executed over a period of nine months from the date of the resolution.

As of December 31, 2025, the Company had repurchased a total of 15,855 shares under the program, for an aggregate cost of $104,515.

(f)
Non-controlling Interest

	2025	2024	2023
Balance at the beginning of year	$3,462	5,988	—
Equity attributable to non-controlling interests
Loss for the year	(5,741)	(2,372)	(32,664)
Other comprehensive income during the year	53	(154)	4
Acquisition of non-controlling interest	—	—	446,786
Purchase of subsidiaries shares from non-controlling interest	—	—	(388,002)
Declaration of cash dividends	—	—	(20,136)
Share-based payment expenses recognized	3,120	—	—
Total	$894	3,462	5,988